OBLIGATIONS UNDER OPERATING LEASE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OBLIGATIONS UNDER OPERATING LEASE
OBLIGATIONS UNDER OPERATING LEASE

NOTE 5 – OBLIGATIONS UNDER OPERATING LEASE

The Company leases approximately 1,400 square feet of office space at 2999 North 44th Street, Phoenix, Arizona 85018 through January 31, 2023, at a monthly base rent of $3,688 through February 2022, which increased to $3,758 per month beginning February 2022.

Box Pure Air leases 130 square feet of dedicated office space plus additional conference space and work stations in a shared lease facility located at 75 Port City Landing #110, Mt. Pleasant , South Carolina 29464, at a monthly base rent of $2,567.58. The lease term is month to month.

The above leases are classified as operating leases under ASC 842 which the Company adopted in 2019. The following is a summary of property held under these operating leases at March 31, 2022, and December 31, 2021:

	March 31,	December 31,
	2022	2021

Office and warehouse facilities	$172,026	$172,026
Accumulated amortization	(145,561)	(137,621)

Total	$26,465	$34,405

NOTE 5 – OBLIGATIONS UNDER OPERATING LEASE

The Company leases approximately 1,400 square feet of office space at 2999 North 44th Street, Phoenix, Arizona 85018, through January 31, 2023 at a monthly base rent of $3,688 through February 2022, then increasing to $3,758 per month beginning February 2022.

Box Pure Air leases 1,653 square feet of dedicated office space plus additional conference space and work stations in a shared lease facility located at 145 King Street, Charleston, South Carolina 29401, at a monthly base rent of $4,408. The lease term is month to month.

On July 2, 2019, the Company executed a lease agreement for an industrial building space in California for 24 months at base rent of $2,400 per month through June 30, 2021, upon which the lease expired. The above leases are classified as operating leases under ASC 842 which the Company adopted in 2019. The following is a summary of property held under these operating leases at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020

Office and warehouse facilities	$172,026	$224,037
Accumulated amortization	(137,621)	(144,870)

Total	$34,405	$79,167

Future maturities of obligations under capital leases are as follows:

Twelve months ending December 31,
2022	$45,020
2023	3,758
2024	-

Total minimum lease payments	48,778
Amounts representing interest	(1,261)
$47,517